J. & W. Seligman & Co.
                                  Incorporated



                                                            May 5, 2003


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549


Re:   Seligman Frontier Fund, Inc. (the "Fund")
      Post-Effective Amendment No. 35
      File Nos. 2-92487 and 811-4078

Dear Ladies and Gentlemen:

      Pursuant to Rule 497(j) under the Securities Act of 1933, I hereby certify that the Prospectuses and Statement of Additional Information for the Fund that would have been filed pursuant to Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 35 to the Fund's Registration Statement on Form N-1A filed electronically with the Securities and Exchange Commission on April 30, 2003.

      If you have any questions, please do not hesitate to contact me at
(212)850-1802.


                                           Very truly yours,

                                           /s/John E. McLean

                                           John E. McLean
                                           Vice President





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